UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
       					[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
       Name:	 		Stewardship Partners Investment Counsel, Inc.
       Address:		 	2514 Plantation Center Drive
				Matthews, NC 28105
       Form 13F File Number: 	028-11684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Timothy P. Burns
Title: 		Chief Financial Officer
Phone: 		800-930-6949
Signature, 		Place, 		and Date of Signing:
Timothy P. Burns	Matthews, NC	May 13, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:	49
Form 13F Information Table Value Total: $168,631

List of Other Included Managers:

NONE
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   FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		   VOTING AUTHORITY
   NAME OF ISSUER	TITLE OF CLASS	CUSIP		(X1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

Abbott Laboratories	COM		002824100	632	11997	SH		SOLE			11997
Accenture Plc		SHS		G1151C101	638	15199	SH		SOLE			15199
Accuray Inc.		COM		004397105	459	75678	SH		SOLE			75678
Adobe Sys Inc.		COM		00724F101	3676	103926	SH		SOLE			103926
Aflac Inc.		COM		001055102	3799	69969	SH		SOLE			69969
Axa SA Each Repstg	ADR		054536107	1579	70864	SH		SOLE			70864
Banco Bradesco		ADR		059460303	4150	225182	SH		SOLE			225182
Berkley W R Corp	COM		084423102	538	20603	SH		SOLE			20603
BHP Billiton Ltd	ADR		088606108	3105	38658	SH		SOLE			38658
Capitalsource Inc.	COM		14055X102	603	107957	SH		SOLE			107957
Caterpillar		COM		149123101	2915	46387	SH		SOLE			46387
Cenovus Energy Inc.	COM		15135U109	3460	132011	SH		SOLE			132011
Cephalon Inc.		COM		156708109	4029	59435	SH		SOLE			59435
China Mobile Hong K	ADR		16941M109	2829	58801	SH		SOLE			58801
Cisco Sys Inc		COM		17275R102	3765	144656	SH		SOLE			144656
Ctrip.Com Intl Ltd	ADR		22943F100	6249	159418	SH		SOLE			159418
Dendreon Corp		COM		24823Q107	3380	92683	SH		SOLE			92683
Emerson Electric Co	COM		291011104	1085	21548	SH		SOLE			21548
First Solar Inc.	COM		336433107	5685	46355	SH		SOLE			46355
General Dynamics	COM		369550108	1126	14581	SH		SOLE			14581
Gilead Sciences Inc	COM		375558103	3110	68406	SH		SOLE			68406
Goldman Sachs Group	COM		38141G104	607	3560	SH		SOLE			3560
Health Grades Inc.	COM		42218Q102	78	12298	SH		SOLE			12298
Himax Technologies	ADR		43289P106	37	11990	SH		SOLE			11990
ICICI BK LTD 		ADR		45104G104	578	13542	SH		SOLE			13542
Icon Pub LTD Co		ADR		45103T107	3458	130917	SH		SOLE			130917
Illinois Tool Wks Inc	COM		452308109	609	12869	SH		SOLE			12869
Infosys Technologie	ADR		456788108	2933	49864	SH		SOLE			49864
Intuitive Surgical   	COM		46120E602	6533	18766	SH		SOLE			18766
Itau Unibanco		ADR		465562106	6043	274788	SH		SOLE			274788
JA Solar Holdings	ADR		466090107	122	21839	SH		SOLE			21839
Joy Global		COM		481165108	1119	19767	SH		SOLE			19767
KB Financial Group	ADR		48241A105	2756	57469	SH		SOLE			57469
Logitech Intl		SHS		H50430232	1839	112531	SH		SOLE			112531
MEMC Electr Matls	COM		552715104	2297	149808	SH		SOLE			149808
NII Holdings Inc	CL B		62913F201	8617	206730	SH		SOLE			206730
Noble Corporation	SHS		H5833N103	3047	72869	SH		SOLE			72869
Nokia Corp ADR		ADR		654902204	2889	185933	SH		SOLE			185933
Oil Sts Intl Inc       	COM		678026105	504	11115	SH		SOLE			11115
O Reilly Automotive	COM		686091109	3626	86924	SH		SOLE			86924
Petroleo Brasilerio	ADR		71654V408	5491	123401	SH		SOLE			123401
Potash Corp		COM		73755L107	8743	73255	SH		SOLE			73255
Qualcomm Inc		COM		747525103	5496	130980	SH		SOLE			130980
Research in Motion	COM		760975102	5732	77486	SH		SOLE			77486
SK Telcom Co LTD AD	COM		78440P108	2048	118658	SH		SOLE			118658
Sysco Corp		COM		871829107	3404	115374	SH		SOLE			115374
Theratechnologies	COM		88338H100	27966	5590378	SH		SOLE			5590378
Tortoise Energy		COM		89147L100	1625	51638	SH		SOLE			51638
Waters Corp		COM		941848103	3622	53621	SH		SOLE			53621


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